Subsequent Events (Details Narrative) (10K)		1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 01, 2018 shares	Aug. 31, 2015 shares	Oct. 31, 2014 shares	Jul. 31, 2014 shares	Oct. 31, 2013 shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) Integer shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2016 shares	Feb. 22, 2013 shares
Issuance of restricted common stock, shares							19,327,397
Warrants issued to purchase common stock									300,000
Issuance of common stock, value | $						$ 135,000	$ 5
Convertible debt | $							477,491
Accrued interest | $							$ 36,039
Common stock, shares outstanding						381,375,857	316,951,712	134,336,637
Preferred stock, outstanding						5,000	5,000	1,000		100,000
Three Notes [Member]
Cash received | $							$ 625,000
Warrant value | $							$ 705,370
Common stock, shares outstanding							341,345,596
Preferred Stock B [Member]
Warrants issued to purchase common stock							5,076,111
Issuance of common stock, value | $							$ 1,350
Preferred stock, outstanding						1,350
Preferred Stock B [Member] | Three Notes [Member]
Warrants issued to purchase common stock							5,076,111
Preferred stock, outstanding							1,350
Preferred Stock C [Member]
Issuance of common stock, value | $							$ 60
Preferred stock, outstanding						1,318	700
Preferred Stock C [Member] | Three Notes [Member]
Warrants issued to purchase common stock							5,076,111
Preferred stock, outstanding							760
Lock-Up Agreement [Member]
Issuance of common stock, value | $						$ 1,046	$ 25,270	$ 111,661
Private Placement [Member]
Issuance of restricted common stock, shares							1,561,950
Warrants issued to purchase common stock							1,561,950
Issuance of common stock, value | $							$ 60,000
Number of investors | Integer							3
Number of shares issued to note conversion		100,000	50,000	50,000	125,000
Restricted Common Stock [Member]
Cash received | $							$ 195,000
Number of shares issued to note conversion						2,941,176
Restricted Common Stock [Member] | Lock-Up Agreement [Member]
Issuance of restricted common stock, shares							17,003
Restricted Common Stock [Member] | Private Placement [Member]
Number of shares issued to note conversion						5,352,690
Restricted Common Stock [Member] | Independent Contractors [Member]
Issuance of restricted common stock, shares							100,000
Warrants issued to purchase common stock							6,200,000
Subsequent Event [Member] | Three Notes [Member]
Number of shares issued to note conversion							3,387,534
Subsequent Event [Member] | One Notes [Member] | Maximum [Member]
Warrants issued to purchase common stock							2,000,000
Subsequent Event [Member] | Lock-Up Agreement [Member]
Number of shares issued to note conversion	503,204